Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Amounts Associated with PEMEX's Labor Obligations

The following table show the amounts associated with PEMEX’s labor obligations:

	December 31,
Defined Benefits Liabilities	2018		2017
Liability for defined benefits at retirement and post-employment at the end of the year	Ps.	1,067,317,120	Ps.	1,241,072,307
Liability for other long-term benefits		13,224,926		17,363,815

Total liability for defined benefits recognized in the consolidated statement of financial position at the end of the year	Ps.	1,080,542,046	Ps.	1,258,436,122

Summary of Amounts Recognized for Long-term Obligations

The following tables contain detailed information regarding PEMEX’s retirement and post-employment benefits:

	December 31,
Changes in the liability for defined benefits	2018		2017
Liability for defined benefits at the beginning of the year	Ps.	1,241,072,307	Ps.	1,202,624,665
Recognition of the modifications in pensions plan		—		8,327
Current Service cost		20,819,804		13,079,341
Net interest		97,571,478		95,402,917
Defined benefits paid by the fund		(5,547,170)		(5,105,669)
Actuarial (gains) losses in other comprehensive results due to:
Change in financial assumptions		(214,105,342)		47,182,448
Change in demographic assumptions		(71,958,462)		(70,012,604)
For experience during the year		53,779,484		10,272,231
In plan assets during the year		646,318		(453,206)
Effect of the liability ceiling*		279,674		—
Transfer to Long-term Benefits*		410,775		—
Remeasurements		2,146		26,417
Contributions paid to the fund		(55,653,892)		(51,952,560)

Defined benefit liabilities at end of year	Ps.	1,067,317,120	Ps.	1,241,072,307

*	PMI

	December 31,
Changes in pension plan assets	2018		2017
Plan assets at the beginning of year	Ps.	8,485,692	Ps.	9,489,666
Return on plan assets		862,175		902,550
Payments by the pension fund		(56,834,688)		(54,312,270)
Company contributions to the fund		55,653,892		51,952,559
Actuarial (gains) losses in plan assets		(653,583)		453,187
Effect of the liability ceiling		(313,017)		—

Pension plan assets at the end of year	Ps.	7,200,471	Ps.	8,485,692

Summary of Amounts and Types of Plan Assets

As of December 31, 2018 and 2017, the amounts and types of plan assets are as follows:

	December 31,
	2018		2017
Plan Assets
Cash and cash equivalents	Ps.	4,976,125	Ps.	135,757
Held-for-sale financial assets		—		1,034,178
Debt instruments		2,224,346		7,315,757

Total plan assets	Ps.	7,200,471	Ps.	8,485,692

	December 31,
	2018		2017
Changes in Defined Benefit Obligations (DBO)
Defined benefit obligations at the beginning of the year	Ps.	1,249,557,999	Ps.	1,212,114,331
Service costs		18,365,156		19,762,661
Financing costs		98,759,209		96,331,015
Past service costs		(103,845)		—
Payments by the fund		(62,388,283)		(59,417,940)
Amount of (gains) and losses recognized through other comprehensive income(1)		(232,284,320)		(12,594,541)
Liquidated obligations		(457,168)		—
Modifications to the pension plan		2,782,151		(6,609,657)
Remeasurements		2,139		(1,471)
Reductions		—		(26,399)

Defined benefit obligations at the end of year	Ps.	1,074,233,038	Ps.	1,249,557,999

(1)	These gains and losses are due to changes in financial assumptions, demographics and experience during the year.

Summary of Additional Fair value Disclosure About Plan Assets and Indicate Their Rank

The following tables present additional fair value disclosure about plan assets and indicate their rank, in accordance with IFRS 13, as of December 31, 2018 and 2017:

	Fair value measurements as of December 31, 2018
Plan assets	Quoted prices in active markets for identical assets (level 1)		Significant observable inputs (level 2)		Significant unobservable inputs (level 3)		Total
Cash and cash equivalents	Ps.	4,976,125	Ps.	—	Ps.	—	Ps.	4,976,125
Debt instruments		2,224,346		—		—		2,224,346

Total	Ps.	7,200,471	Ps.	—	Ps.	—	Ps.	7,200,471

	Fair value measurements as of December 31, 2017
Plan assets:	Quoted prices in active markets for identical assets (level 1)		Significant observable inputs (level 2)		Significant unobservable inputs (level 3)		Total
Cash and cash equivalents	Ps.	135,757	Ps.	—	Ps.	—	Ps.	135,757
Held-for-sale financial assets		1,034,178		—		—		1,034,178
Debt instruments		7,315,757		—		—		7,315,757

Total	Ps.	8,485,692	Ps.	—	Ps.	—	Ps.	8,485,692

Summary of Principal Actuarial Assumptions Used in Determining the Defined Benefit Obligation

The principal actuarial assumptions used in determining the defined benefit obligation for the plans are as follows:

	December 31,
	2018	2017
Rate of increase in salaries	5.02%	4.77%
Inflation assumption	4.00%	3.75%
Rate of increase in basic basket for active personnel	5.00%	5.00%
Rate of increase in basic basket for retired personnel	4.00%	3.75%
Rate of increase in gas and gasoline	4.00%	3.75%
Discount and return on plan assets rate	9.29%	7.89%
Average length of obligation (years)	15.04	18.40

Other long-term benefits [member]
Statement [LineItems]
Summary of Amounts Recognized for Long-term Obligations

The amounts recognized for long-term obligations for the years ended December 31, 2018 and 2017 are as follows:

	December 31,
	2018		2017
Change in the liability for defined benefits
Liabilities defined benefit at the beginning of year	Ps.	17,363,815	Ps.	17,784,771
Present cost services		(18,085)		—
Charge to income for the year		2,885,875		3,277,847
Actuarial (gains) losses recognized in income due to:
Change in financial assumptions		(3,741,132)		878,516
Change in demographic assumptions		(751,052)		(1,015,274)
For experience during the year		(2,259,569)		(3,558,599)
Real interest, excluding earned interests		125,485		—
Effect of the liability ceiling		33,344		—
Benefits paid		(2,980)		(3,446)
Transfer to the post-employment benefit fund recognized in other comprehensive income		(410,775)		—

Liabilities defined benefit at the end of year	Ps.	13,224,926	Ps.	17,363,815

Actuarial assumption of expected rates of salary increases [member]
Statement [LineItems]
Summary of Principal Actuarial Assumptions Used in Determining the Defined Benefit Obligation

As of December 31, 2018 and 2017, the principal actuarial assumptions used in determining the defined benefit obligation for the plans are as follows:

	December 31,
	2018	2017
Rate of increase in salaries	5.02%	4.77%
Rate of increase in pensions	4.00%	3.75%
Rate of increase in medical services	7.65%	7.65%
Inflation assumption	4.00%	3.75%
Rate of increase in basic basket for active personnel	5.00%	5.00%
Rate of increase in basic basket for retired personnel	4.00%	3.75%
Rate of increase in gas and gasoline	4.00%	3.75%
Discount and return on plan assets rate	9.29%	7.89%
Average length of obligation (years)	15.04	18.40